CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018	[2]	Mar. 31, 2017		Apr. 01, 2016
Income Statement [Abstract]
Revenues	[1]	$ 21,733		$ 7,607		$ 7,106
Costs of services (excludes depreciation and amortization and restructuring costs)	[1]	16,317		5,549		5,160
Selling, general and administrative (excludes depreciation and amortization and restructuring costs)	[1]	1,890		1,282		1,058
Depreciation and amortization	[1]	1,795		647		658
Restructuring costs	[1]	789		238		23
Interest expense	[1]	320		117		123
Interest income	[1]	(89)		(35)		(38)
Debt extinguishment costs	[1]	0	[3],[4]	0	[4]	95
Other (income) expense, net	[1]	(593)		(17)		17
Total costs and expenses	[1]	20,429		7,781		7,096
Income (loss) from continuing operations, before taxes	[1]	1,304		(174)		10
Income tax benefit	[1]	(242)		(74)		(62)
Income (loss) from continuing operations	[1]	1,546		(100)		72
Income from discontinued operations, net of taxes	[1]	236		0		191
Net income (loss)	[1]	1,782	[3],[4]	(100)	[4]	263
Less: net income attributable to non-controlling interest, net of tax	[1]	31		23		12
Net income (loss) attributable to DXC common stockholders	[1]	$ 1,751		$ (123)		$ 251
Income (loss) per common share - Basic:
Continuing operations (in dollars per share)	[1]	$ 5.32		$ (0.88)		$ 0.51
Discontinued operations (in dollars per share)	[1]	0.83		0.00		1.31
Basic EPS (in dollars per share)	[1]	6.15		(0.88)		1.82
Income (loss) per common share - Diluted:
Continuing operations (in dollars per share)	[1]	5.23		(0.88)		0.50
Discontinued operations (in dollars per share)	[1]	0.81		0.00		1.28
Diluted EPS (in dollars per share)	[1]	6.04		(0.88)		1.78
Cash dividend per common share (in dollars per share)	[1]	$ 0.72		$ 0.56		$ 2.99

[1]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[2]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[3]	As a result of the USPS Separation, Statements of Operations, Balance Sheets, and related financial information reflect USPS's operations and assets and liabilities as discontinued operations for fiscal 2018. The cash flows and comprehensive income of USPS have not been segregated and are included in the Statements of Cash Flows and Statements of Comprehensive Income (Loss) for fiscal 2018.
[4]	Fiscal 2017 and fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU's 2016-15 and 2016-18 during the first quarter of fiscal 2019.